                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                 San Diego, CA          4/17/2006
-------------------------------------           -------------          ---------
[Signature]                                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $192,131
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number            Name
---     ---------------------   ---------------------
No. 1   28-11686                American Assets, Inc.
No. 2   28-11690                Ernest S. Rady

                           Form 13-F Information Table
                               as of June 30, 1999

                                                                VOTING AUTHORITY

                         TITLE
                           OF                   VALUE      SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           CLASS      CUSIP      (x$1000)   PRN AMT    PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           -----   -----------   --------   --------   ---   ----   -------   ----------   -------   ------   ----
ALLIANCE WORLD           COM     01879R 10 6   114           10000   SH           DEFINED   Nos. 1 & 2     10000
AMERICAN HOME PROD       COM     026609 10 7   1607          28000   SH           DEFINED   Nos. 1 & 2     28000
AMGEN                    COM     031162 10 0   1218          20000   SH           DEFINED   Nos. 1 & 2     20000
BANK AMER CORP           COM     060505 10 4   9384         128000   SH           DEFINED   Nos. 1 & 2    128000
BANK ONE CORP            COM     06423A 10 3   10066        169000   SH           DEFINED   Nos. 1 & 2    169000
BANKBOSTON CORP          COM     06605R 10 6   5419         106000   SH           DEFINED   Nos. 1 & 2    106000
BEAR STEARNS             COM     073902 10 8   2111          45000   SH           DEFINED   Nos. 1 & 2     45000
BESTFOODS                COM     08658U 10 1   990           20000   SH           DEFINED   Nos. 1 & 2     20000
CKE RESTAURANTS          COM     12561E 10 5   1138          70000   SH           DEFINED   Nos. 1 & 2     70000
CHASE MANHATTAN          COM     16161A 10 8   1730          20000   SH           DEFINED   Nos. 1 & 2     20000
CITIGROUP INC            COM     172967 10 1   13537        285000   SH           DEFINED   Nos. 1 & 2    285000
DEERE & CO               COM     244199 10 5   392           10000   SH           DEFINED   Nos. 1 & 2     10000
DONALDSON LUFKIN         COM     257661 10 8   3013          50000   SH           DEFINED   Nos. 1 & 2     50000
DUPONT                   COM     263534 10 9   4782          70000   SH           DEFINED   Nos. 1 & 2     70000
EQUITABLE INS CO         COM     29444G 10 7   3350          50000   SH           DEFINED   Nos. 1 & 2     50000
FEDERAL HM LN MTG CORP   COM     313400 30 1   15312        264000   SH           DEFINED   Nos. 1 & 2    264000
FEDERAL NATL MTG         COM     313586 10 9   6006          88000   SH           DEFINED   Nos. 1 & 2     88000
FIDELITY NATL FINL       COM     316326 10 7   600           30000   SH           DEFINED   Nos. 1 & 2     30000
FIRST AMERICAN FIN       COM     318522 30 7   311           17000   SH           DEFINED   Nos. 1 & 2     17000
FORD MOTOR CO.           COM     345370 10 0   282            5000   SH           DEFINED   Nos. 1 & 2      5000
HARTFORD FIN SVCS GRP    COM     416515 10 4   583           10000   SH           DEFINED   Nos. 1 & 2     10000
HOT TOPIC                COM     441339 10 8   675           25000   SH           DEFINED   Nos. 1 & 2     25000
JOHNSON & JOHNSON        COM     478160 10 4   1960          20000   SH           DEFINED   Nos. 1 & 2     20000
KEYCORP                  COM     493267 10 8   1928          60000   SH           DEFINED   Nos. 1 & 2     60000
KEYSPAN CORP             COM     49337W 10 0   580           22000   SH           DEFINED   Nos. 1 & 2     22000
LONE STAR STEKHOUSE      COM     542307 10 3   972          100000   SH           DEFINED   Nos. 1 & 2    100000
MERRILL LYNCH            COM     590188 10 8   1988          25000   SH           DEFINED   Nos. 1 & 2     25000
MORGAN JP                COM     616880 10 0   4215          30000   SH           DEFINED   Nos. 1 & 2     30000

MORGAN STANLEY DEAN      COM     617446 44 8   5131          50000   SH           DEFINED   Nos. 1 & 2     50000
NOVARTIS                 COM     66987V 10 9   348            5000   SH           DEFINED   Nos. 1 & 2      5000
PNC FINANCIAL            COM     693475 10 5   749           13000   SH           DEFINED   Nos. 1 & 2     13000
PACIFIC CENTY FINL       COM     694058 10 8   647           30000   SH           DEFINED   Nos. 1 & 2     30000
PEPSICO INC              COM     713448 10 8   2979          77000   SH           DEFINED   Nos. 1 & 2     77000
PFIZER INC               COM     717081 10 3   4868         134000   SH           DEFINED   Nos. 1 & 2    134000
PHILLIP MORRIS           COM     718154 10 7   8038         200000   SH           DEFINED   Nos. 1 & 2    200000
PINNACLE WEST CAP CORP   COM     723484 10 1   1208          30000   SH           DEFINED   Nos. 1 & 2     30000
QUALCOMM                 COM     747525 10 3   1435          10000   SH           DEFINED   Nos. 1 & 2     10000
RAYONIER                 COM     754907 10 3   249            5000   SH           DEFINED   Nos. 1 & 2      5000
RAYTHEON CO. CL B        COM     755111 40 8   1410          20000   SH           DEFINED   Nos. 1 & 2     20000
RITE AID                 COM     767754 10 4   616           25000   SH           DEFINED   Nos. 1 & 2     25000
ROCHE HLDG               COM     771195 10 4   315            3000   SH           DEFINED   Nos. 1 & 2      3000
ROYAL DUTCH SHELL PLC    COM     780257 80 4   7592         126000   SH           DEFINED   Nos. 1 & 2    126000
SAFESKIN CORP            COM     786454 10 8   240           20000   SH           DEFINED   Nos. 1 & 2     20000
SCHERING PLOUGH          COM     806605 10 1   12600        240000   SH           DEFINED   Nos. 1 & 2    240000
SEAGRAM CO LTD.          COM     811850 10 6   504           10000   SH           DEFINED   Nos. 1 & 2     10000
SOUTHERN COMPANY         COM     842587 10 7   212            8000   SH           DEFINED   Nos. 1 & 2      8000
STARWOOD HOTELS          COM     85590A 20 3   490           16000   SH           DEFINED   Nos. 1 & 2     16000
TRICON GLOBAL REST       COM     895953 10 7   244            5000   SH           DEFINED   Nos. 1 & 2      5000
WFS FINANCIAL            COM     92923B 10 6   153           11000   SH           DEFINED   Nos. 1 & 2     11000
WARNER LAMBERT           COM     934488 10 7   6221          90000   SH           DEFINED   Nos. 1 & 2     90000
WELLS FARGO & CO.        COM     949746 10 1   17955        420000   SH           DEFINED   Nos. 1 & 2    420000
WESTCORP                 COM     957907 10 8   21439       1906000   SH           DEFINED   Nos. 1 & 2   1906000
DAIMLER CHRYSLER         COM     D1668R 12 3   2225          25000   SH           DEFINED   Nos. 1 & 2     25000